                  As filed with the Securities and Exchange Commission on [date]


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                   Investment Company Act file number 811-9067
                                                      --------


                       KIRR, MARBACH PARTNERS FUNDS, INC.
                       ----------------------------------
               (Exact name of registrant as specified in charter)



                    621 WASHINGTON STREET, COLUMBUS, IN 47202
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)



     KIRR, MARBACH & COMPANY, LLC, 621 WASHINGTON STREET, COLUMBUS IN 47202
     ----------------------------------------------------------------------
                    (Name and address of agent for service)



                                 (812) 376-9444
                                 --------------
               Registrant's telephone number, including area code



Date of fiscal year end: SEPTEMBER 30, 2006
                         ------------------



Date of reporting period:  MARCH 31, 2006
                           --------------

                             KIRR, MARBACH PARTNERS
                                   VALUE FUND

                                    KM & CO

                                                             -------------------
                                                             SEMI-ANNUAL REPORT
                                                             March 31, 2006
www.kmpartnersfunds.com

                          (KM & CO COVER PAGE GRAPHIC)

                       (KIRR MARBACH PARTNERS VALUE FUND)

             "Every strike brings me closer to the next home run."
                                                 - Babe Ruth

May 15, 2006

DEAR FELLOW SHAREHOLDERS:

In spite of a late stumble, the U.S. equity market climbed a "wall of worry" to post a solid start to 2006. The Federal Reserve raised its target for the federal funds rate from 4.25% to 4.50% on January 31, 2006 (outgoing Chairman Alan Greenspan's final meeting) and to 4.75% on March 28, 2006 (incoming Chairman Ben Bernanke's first meeting as head of the Fed's policy-making committee) and indicated "further policy firming may be needed." The Fed's actions and words shifted the entire yield curve upward, though the shape remains flattish. Crude oil futures on the New York Mercantile Exchange (NYMEX) went from $62.70 at the end of 2005 to $69.62 in late January, before closing the first quarter at $66.63. Supplies continue to be tight and Iran remains a wildcard. Finally, some of the extremes in the housing market have started to moderate, as higher interest rates have caused inventories of unsold houses to rise and price appreciation to slow. Recall lenders were eager to enable homeowners to extract "equity" from the ever-increasing market value of their homes, with a reasonable portion of the proceeds spent on consumption.

We stated our expectation in our January quarterly letter that 2006 would be a better year for the U.S. equity market. Nothing has happened to make us temper our outlook. We still think the Fed is near the end of the current cycle of rate increases, which should be a positive. We acknowledge the risk factors will be omnipresent and cause a bumpy ride, but as we'll discuss later, this has always been the case.

THE STOCK MARKET
We've mentioned in past quarterly letters that it's been a challenge to find undervalued investment candidates, given valuations across market capitalizations and sectors are fairly homogeneous. However, we also noted we've had some success investing in SPINOFFS, which occur when a corporation issues stock in a subsidiary to its current shareholders, creating a new public company. Corporations choose to spinoff subsidiaries for a number of reasons. A subsidiary may have poor margins and/or little prospects for growth and/or is causing management to lose focus on the subsidiaries with higher potential. In other words, management may view the subsidiary as no longer being a good fit. Conversely, a subsidiary may be performing so well versus the rest of the corporation that the value of the outstanding performer is not fully reflected in the price of the parent company's stock.

Regardless of the reason, spinoffs tend to do well, both in terms of operating results and stock performance. The spinoff has the undivided attention of its management team, which is now accountable for the results of a stand-alone public company. Similarly, to the extent a spinoff was previously a "neglected stepchild" of the parent company, management has the flexibility to access and invest capital as it sees fit. Regarding the stock, spinoffs tend to be relatively smaller operations with smaller market capitalizations. In many cases, institutional shareholders may automatically sell the shares of the spinoff, either because the new public company isn't in the manager's benchmark index or the position is deemed too small to keep and monitor. Additionally, there may be limited or even no Wall Street analyst coverage initially, due to market capitalization constraints or other reasons. This is one of the factors leading the market for spinoffs to be relatively less efficient, which gives us the opportunity to add value. Bloomberg lists 29 analysts who have formal research coverage of IBM. Our chances of developing or uncovering an original, investable insight is much greater in situations where 0-2 analysts are providing research, versus 29.

Putting it all together, the combination of automatic, reflexive selling by a number of large holders and limited or nil Wall Street "sponsorship," at least initially, has led to good opportunities for Value Fund shareholders.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

   PERIODS ENDING     VALUE FUND (1)   RUSSELL 3000 (2)   RUSSELL MIDCAP (3)   S&P 500 (4)
 MARCH 31, 2006 (5)    TOTAL RETURN         INDEX               INDEX             INDEX
3-months                   +6.92%            +5.31%              +7.61%           +4.21%
6-months                   +8.82%            +7.46%             +10.14%           +6.38%
One-year                  +14.88%           +14.28%             +21.54%          +11.73%
Three-years               +21.05%           +19.14%             +27.87%          +17.22%
Five-years                 +9.65%            +5.33%             +12.52%           +3.97%
Since Inception
  (December 31,
  1998)                    +9.46%            +3.40%             +10.54%           +2.29%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE OF THE FUND MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 1-800-870-8039.

THE FUND IMPOSES A 1.00% REDEMPTION FEE ON SHARES HELD LESS THAN 30 DAYS.

(1) The performance data quoted assumes the reinvestment of capital gains and income distributions. Performance also reflects fee waivers in effect. In absence of fee waivers, total return would be reduced. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2) The Russell 3000 Index is an unmanaged, capitalization-weighted index generally representative of the overall U.S. stock market. This Index cannot be invested in directly. Although the majority of Value Fund's holdings are considered medium capitalization, it also holds meaningful positions in large capitalization and small capitalization stocks. Therefore, the adviser has determined the Russell 3000 Index is a more relevant benchmark and will replace the Russell Midcap Index.

(3) The Russell Midcap Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for medium capitalization stocks. This Index cannot be invested in directly.

(4) The S&P 500 Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks. This Index cannot be invested in directly.

(5) One-year, three-year, five-year and Since Inception returns are Average Annualized Returns.

       PERCENT CHANGE IN TOP TEN HOLDINGS FROM BOOK COST (AS OF 3/31/06)

1. CIT Group Inc.                     +132.7%      6. OLYMPUS CORPORATION                  +46.9%
2. Washington Group Int'l Inc.        +156.5%      7. Canadian Pacific Railway Ltd.       +140.8%
3. Agilent Technologies, Inc.          +41.6%      8. Atlas Air Worldwide Holdings,        +37.8%
                                                   Inc.
4. Hilton Hotels Corporation          +166.0%      9. Federated Investors, Inc.            +31.6%
5. CIGNA Corporation                  +135.5%      10. AVX Corporation                     +25.0%

Performance quoted represents past performance and is no guarantee of future results.

PORTFOLIO COMMENTS
Value Fund had a number of strong performers in the first calendar quarter of 2006. Long time holding EMCOR GROUP, INC. was the top performer, rising 47.1% as construction spending rebounded and management addressed some of the operational issues that plagued the company in 2003-2004. We used the stock's strength to trim some of our position. ANALOGIC CORPORATION, which we profiled as a new holding in our most recent letter, was the second best performer, rising 38.3% on better than expected results from both their medical and airport security businesses. We typically hold positions for longer periods, but the

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

combination of the stock reaching our target price quickly and our uncertainty that the higher level of earnings was sustainable led us to sell our position. Our two holdings in the steel industry, ALGOMA STEEL INC. and POSCO, rose 33.2% and 28.9% respectively. Strong worldwide demand for steel led to higher prices and better margins, a trend we expect will continue.

Despite the good overall results, Value Fund also had some underperformers. H&R BLOCK, INC. experienced softening in their mortgage business, a slow start for the tax season and an investigation by New York Attorney General Eliot Spitzer, leading to an 11.8% decline in the first calendar quarter of 2006. We think management is properly addressing the issues and the brand name will continue to be a valuable asset. CARNIVAL CORPORATION, the world's largest operator of cruise lines, declined 11.4% as higher fuel costs and slower bookings, likely the result of a warmer winter and residual hurricane concerns, led to what we view as a temporary weakness in results.

Value Fund sold an unusually large number of positions during the quarter, either because price targets were hit or to make room for more attractive candidates. Given our positive market outlook, the portfolio has been fairly fully invested. As a result, when we identify a new idea we need to make room for it by selling something we already own. Stocks in this category would be HEARST-ARGYLE TELEVISION, INC., NEWALLIANCE BANCSHARES, INC. and HONDA MOTOR COMPANY LIMITED. LIVE NATION INC. hit our price target and was sold at a gain of 51.1%.

Value Fund established some new positions during the quarter. INTERNATIONAL FLAVORS & FRAGRANCES INC. is a specialty chemical company that provides flavor and fragrance products to the food, beverage, pharmaceutical and perfume industries. The company was hurt in 2005 due to rising raw materials costs. We believe strong price increases, new product introductions and the pending announcement of a new CEO should provide catalysts for strong price performance over the next several quarters. We owned THE ST. JOE COMPANY previously and investor concerns regarding the housing market gave us the opportunity to repurchase. St. Joe is the single largest landowner in the state of Florida, whose demographics remain very attractive, regardless of the ebb and flow of the housing market. Additionally, management has proved adept at adding significant value through their land development efforts. Finally, REALNETWORKS, INC. is establishing a strong presence in online and mobile video, gaming and music (with a growing subscription base second only to Apple Computer, Inc.'s iTunes). As a result of winning a lawsuit against Microsoft Corp. the company has a substantial and growing cash balance that comprises more than half the market value of the company. Netting out the cash, the stock is selling for less than one times estimated revenue, an attractive valuation for a fast growing business.

SUMMARY
We mentioned in the opening section that there has never been a period when investors didn't have a plethora of risks to worry about. Kirr, Marbach & Company, LLC, Value Fund's investment adviser, celebrated its 30th anniversary last year. When we turned the time machine back to 1975, we found: 1) on February 22, the Watergate principals were sentenced to prison; 2) on April 30, Americans were evacuated as Saigon fell to the communists and 3) in September, President Ford survived not just one, but two assassination attempts. Further, the U.S. economy was still reeling from the effects of an oil crisis caused by the Arab oil embargo of 1973-1974 and the Consumer Price Index for December, 1974 showed a 12.3% year-over-year increase. At the end of this trip down memory lane, David Kirr and Terry Marbach turned to each other and said something like, "we must have been crazy starting an investment management business with all this bad stuff going on." The Dow Jones Industrial Average and S&P 500 Index stood at 616.24 and 68.56, respectively, at

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

the start of 1975. They closed March 31, 2006 at 11,109.32 and 1,294.83, respectively. Dave and Terry ended up being crazy like foxes and we're all glad they had the faith and courage of their convictions.

Regards,

/s/ Mark D. Foster                               /s/ Mickey Kim
Mark D. Foster, CFA                              Mickey Kim, CFA
President                                        Vice-President, Treasurer and Secretary

VALUE FUND INVESTS IN FOREIGN SECURITIES, WHICH INVOLVES GREATER VOLATILITY AND POLITICAL, ECONOMIC AND CURRENCY RISKS AND DIFFERENCES IN ACCOUNTING METHODS. VALUE FUND MAY ALSO INVEST IN SMALL- AND MEDIUM-CAPITALIZATION
COMPANIES, WHICH TEND TO HAVE MORE LIMITED LIQUIDITY AND GREATER PRICE VOLATILITY THAN LARGE-CAPITALIZATION COMPANIES.

Please refer to the Schedule of Investments for complete fund holdings information.

Value Fund's holdings are subject to change and are not a recommendation to buy or sell any security.

The information provided herein represents the opinion of Value Fund's investment adviser and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

This material must be preceded or accompanied by a current Prospectus. Value Fund's investment objectives, risks, charges and expenses must be considered carefully before you invest or send money.

QUASAR DISTRIBUTORS, LLC IS THE DISTRIBUTOR FOR VALUE FUND. (5/06)

For further information about Value Fund and/or an account application, please call Craig Kessler at Value Fund at (812) 376-9444 or (800) 808-9444 or write to Value Fund at 621 Washington Street, Columbus, IN 47202-1729.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                  EXPENSE EXAMPLE - MARCH 31, 2006 (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2005 - March 31, 2006).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 1.00% of the net amount of the redemption if you redeem your shares within 30 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                        BEGINNING        ENDING         EXPENSES PAID
                                      ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD
                                         10/1/05         3/31/06      10/1/05-3/31/06(1)
Actual                                  $1,000.00       $1,088.20           $7.55
Hypothetical (5% return before
  expenses)                              1,000.00        1,017.70            7.29

(1) Expenses are equal to the Fund's annualized expense ratio after expense reimbursement of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period. The annualized expense ratio prior to expense reimbursement was 1.59%.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                       ALLOCATION OF PORTFOLIO NET ASSETS
                           MARCH 31, 2006 (UNAUDITED)


                                    (CHART)


              AGRICULTURE     AUTOMOTIVE           BUSINESS         CLOSED-                       COMPUTERS
                   &              &                   &               END                             &
ADVERTISING     MINING      TRANSPORTATION    FINANCIAL SERVICES  INVESTMENTS  COMMUNICATIONS    ELECTRONICS   MEDICAL   INSURANCE
-----------   ------------  --------------    ------------------  -----------  --------------    -----------   -------   ----------
   1.6%          2.5%            6.8%               15.5%              0.7%        16.9%            12.8%        3.2%       6.9%


            MANUFACTURING                         TRAVEL                        CASH
                  &          REAL                   &                            &
             PRODUCTION     ESTATE    RETAIL    RECREATION    UTILITIES   CASH EQUIVALENTS
            -------------   ------    ------    ----------    ---------   ----------------
                15.0%        2.9%      4.2%        4.7%          2.1%           4.2%

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                            SCHEDULE OF INVESTMENTS
                           MARCH 31, 2006 (UNAUDITED)

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------
                        COMMON STOCKS - 95.2%

                        ADVERTISING AGENCIES - 1.6%
          80,475        Interpublic Group of Companies, Inc. *    $      769,341
                                                                  --------------

                        AGRICULTURAL OPERATIONS - 0.0%
             300        Alico, Inc.                                       13,632
                                                                  --------------

                        AUTOMOTIVE SERVICES - 1.6%
          27,300        Adesa, Inc.                                      730,002
                                                                  --------------
                        BUSINESS SERVICES - 3.2%
          14,700        Automatic Data Processing, Inc.                  671,496
          27,600        MoneyGram International, Inc.                    847,872
                                                                  --------------
                                                                       1,519,368
                                                                  --------------

                        COMMUNICATIONS & MEDIA - 7.4%
          46,067        CBS Corporation - Class B                      1,104,687
          35,807        Emmis Communications Corp. - Class A *           572,912
          25,775        Entercom Communications Corp.                    719,638
          31,160        Vivendi Universal SA - ADR                     1,065,672
                                                                  --------------
                                                                       3,462,909
                                                                  --------------

                        COMPUTERS & SOFTWARE - 4.4%
          18,650        Affiliated Computer Services, Inc. -
                        Class A *                                      1,112,659
         112,600        RealNetworks, Inc. *                             928,950
                                                                  --------------
                                                                       2,041,609
                                                                  --------------

                        ELECTRONIC COMPONENTS - 5.7%
          38,329        Agilent Technologies, Inc. *                   1,439,254
          69,098        AVX Corporation                                1,223,035
                                                                  --------------
                                                                       2,662,289
                                                                  --------------
                        ELECTRONICS - 2.7%
          43,650        Olympus Corporation - ADR                      1,280,014
                                                                  --------------
                        FINANCIAL SERVICES - 12.2%
          31,500        CIT Group, Inc.                                1,685,880
          31,450        Federated Investors, Inc.                      1,228,123
          40,800        Franklin Bank Corporation *                      784,584
          32,000        H&R Block, Inc.                                  692,800
          21,126        Janus Capital Group, Inc.                        489,489

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------
                        FINANCIAL SERVICES 12.2% (CONTINUED)
          37,800        Sovereign Bancorp, Inc.                          828,198
                                                                  --------------
                                                                       5,709,074
                                                                  --------------

                        HEALTH CARE & HEALTH CARE EQUIPMENT - 1.3%
          25,500        Apria Healthcare Group, Inc. *                   585,990
                                                                  --------------

                        INSURANCE - 6.9%
          10,100        CIGNA Corporation                              1,319,262
          39,728        Conseco, Inc. *                                  986,049
          15,142        MBIA, Inc.                                       910,488
                                                                  --------------
                                                                       3,215,799
                                                                  --------------

                        MANUFACTURING/PRODUCTION - 15.0%
          32,550        Algoma Steel, Inc. - f                           881,129
          23,750        EMCOR Group, Inc. *                            1,179,425
          28,425        International Flavors & Fragrances,
                        Inc.                                             975,546
          22,325        Lubrizol Corp.                                   956,626
           8,675        POSCO - ADR                                      553,465
          32,125        Tyco International Ltd. - f                      863,520
          28,000        Washington Group International, Inc. *         1,606,920
                                                                  --------------
                                                                       7,016,631
                                                                  --------------

                        MINING & OIL PRODUCTION - 2.5%
          23,350        James River Coal Co. *                           793,200
          20,195        Rosetta Resources, Inc. *                        362,702
                                                                  --------------
                                                                       1,155,902
                                                                  --------------

                        PHARMACEUTICALS - 1.9%
          25,328        Merck & Co. Inc.                                 892,305
                                                                  --------------

                        REAL ESTATE - 2.0%
          14,710        The St. Joe Company                              924,376
                                                                  --------------

                        REAL ESTATE INVESTMENT TRUSTS - 1.0%
          38,190        American Financial Realty Trust                  444,913
                                                                  --------------

                        RETAIL - 4.2%
          37,500        Dillard's Inc. - Class A                         976,500
          35,407        Dollar Tree Stores, Inc. *                       979,712
                                                                  --------------
                                                                       1,956,212
                                                                  --------------

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                           MARCH 31, 2006 (UNAUDITED)

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------

                        TELECOMMUNICATIONS - 7.8%
          15,450        ALLTEL Corporation                             1,000,388
          74,800        Citizens Communications Company                  992,596
         112,000        Liberty Media Corporation - Class A *            919,520
           9,600        Telephone & Data Systems, Inc.                   378,624
           9,600        Telephone & Data Systems, Inc. -
                          Special Shares #                               362,400
                                                                  --------------
                                                                       3,653,528
                                                                  --------------

                        TELECOMMUNICATIONS EQUIPMENT - 1.7%
          65,225        Andrew Corporation *                             800,963
                                                                  --------------

                        TRANSPORTATION - 5.3%
          26,125        Atlas Air Worldwide Holdings, Inc. *           1,230,488
          24,800        Canadian Pacific Railway Limited - f           1,239,256
                                                                  --------------
                                                                       2,469,744
                                                                  --------------
                        TRAVEL & RECREATION - 4.7%
          17,275        Carnival Corporation - f                         818,317
          55,000        Hilton Hotels Corporation                      1,400,300
                                                                  --------------
                                                                       2,218,617
                                                                  --------------

                        UTILITIES - 2.1%
          20,600        ALLETE, Inc.                                     959,960
                                                                  --------------
                        TOTAL COMMON STOCKS
                        (Cost $32,945,458)                        $   44,483,178
                                                                  --------------

       NUMBER
      OF SHARES                                                       VALUE
---------------------                                             --------------

                        INVESTMENT COMPANIES - 0.7%

                        CLOSED-END INVESTMENT COMPANIES - 0.7%
          10,862        Tortoise Energy Infrastructure Corp.             303,158
                                                                  --------------
                        TOTAL INVESTMENT COMPANIES (Cost
                        $271,550)                                 $      303,158
                                                                  --------------
   PRINCIPAL
     AMOUNT
---------------------
                        SHORT TERM INVESTMENTS - 5.3%

                        US GOVERNMENT AGENCY ISSUES - 2.0%
         944,766        FHLB Discount Note, 04/03/06, 4.46%       $      944,766
                                                                  --------------
                        VARIABLE RATE DEMAND NOTES ** - 3.3%
         643,443        American Family Demand Note, 4.47%               643,443
         913,484        Wisconsin Corporate Central   Credit
                        Union, 4.49%                                     913,484
                                                                  --------------
                                                                       1,556,927
                                                                  --------------
                        TOTAL SHORT TERM INVESTMENTS (Cost
                        $2,501,693)                               $    2,501,693
                                                                  --------------

                        Total Investments (Cost $35,718,701) -
                        101.2%                                    $   47,288,029

                        Liabilities in Excess of Other Assets -
                        (1.2)%                                         (557,590)
                                                                  --------------
                        TOTAL NET ASSETS - 100.0%                 $   46,730,439
                                                                  ==============

          * - Non-income producing security.
         ** - Variable rate security as of March 31, 2006.
        ADR - American Depository Receipt.
           f - Foreign security.
           # - Special Common Shares Issued through a stock dividend on May 13,
               2005.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
 8

                       (KIRR MARBACH PARTNERS VALUE FUND)

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006 (UNAUDITED)

ASSETS:
Investments, at current value
  (cost $35,718,701)                 $  47,288,029
Receivable for Investments sold             13,725
Dividends receivable                        49,714
Other assets                                16,412
Interest receivable                          6,129
Receivable for Fund shares sold             67,746
                                     -------------

Total Assets                            47,441,755
                                     -------------

LIABILITIES:
Payable for securities purchased           619,225
Payable for Fund shares purchased           11,200
Accrued expenses                            47,844
Payable to Adviser                          33,047
                                     -------------
Total Liabilities                          711,316
                                     -------------

NET ASSETS                           $  46,730,439
                                     =============
NET ASSETS CONSIST OF:
Capital stock                        $  34,148,603
Undistributed net investment
  income                                    11,956
Undistributed net realized gain on
  investments                            1,000,552
Net unrealized appreciation on
  investments                           11,569,328
                                     -------------
Total Net Assets                     $  46,730,439
                                     =============
Shares outstanding (500,000,000
  shares of $0.01 par value
  authorized)                            3,025,132
Net asset value, redemption price
  and offering price per share       $       15.45
                                     =============

STATEMENT OF OPERATIONS
SIX MONTHS ENDED MARCH 31, 2006 (UNAUDITED)

INVESTMENT INCOME:
Dividend income
  (net of withholding of $3,925)      $    284,569
Interest income                             50,951
                                      ------------
Total Investment Income                    335,520
                                      ------------
EXPENSES:
Investment Adviser fees                    223,395
Legal fees                                  38,606
Shareholder servicing fees                  18,604
Administration fees                         17,910
Fund accounting fees                        12,140
Federal and state registration fees         10,826
Audit fees                                   9,358
Distribution fees                            8,722
Custody fees                                 8,338
Directors fees                               6,006
Other                                        1,336
Reports to shareholders                      1,024
                                      ------------
Total expenses before reimbursement        356,265
Less: Reimbursement from Investment
  Adviser                                  (32,342)
                                      ------------
Net Expenses                               323,923
                                      ------------
NET INVESTMENT INCOME                       11,597
                                      ------------

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS:
Net realized gain on investments         1,000,560
Change in unrealized appreciation/
  depreciation on investments            2,824,998
                                      ------------
Net realized and unrealized gain on
  investments                            3,825,558
                                      ------------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $  3,837,155
                                      ============

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

STATEMENT OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED
                                                               MARCH 31, 2006        YEAR ENDED
                                                                (UNAUDITED)      SEPTEMBER 30, 2005
                                                              ----------------   ------------------
OPERATIONS:
  Net investment income                                         $    11,597         $   322,123
  Net realized gain on investments                                1,000,560           1,991,741
  Change in unrealized appreciation/depreciation on
    investments                                                   2,824,998           4,671,777
                                                                -----------         -----------
  Net increase in net assets resulting from operations            3,837,155           6,985,641
                                                                -----------         -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                       1,851,515           3,691,681
  Shares issued to holders in reinvestment of dividends           2,163,087           4,084,512
  Cost of shares redeemed                                        (3,277,843)         (6,673,010)
                                                                -----------         -----------
  Net increase in net assets from capital share transactions        736,759           1,103,183
                                                                -----------         -----------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                       (133,659)           (237,101)
  From net realized gains                                        (2,179,844)         (4,144,465)
                                                                -----------         -----------
    Total dividends and distributions                            (2,313,503)         (4,381,566)
                                                                -----------         -----------

TOTAL INCREASE IN NET ASSETS                                      2,260,411           3,707,258
                                                                -----------         -----------

NET ASSETS:
  Beginning of period                                            44,470,028          40,762,770
                                                                -----------         -----------
  End of period (including undistributed net investment
    income of $11,956 and $322,123, respectively)               $46,730,439         $44,470,028
                                                                ===========         ===========

CHANGES IN SHARES OUTSTANDING:
  Shares sold                                                       124,231             259,266
  Shares issued to holders in reinvestment of dividends             149,591             290,920
  Shares redeemed                                                  (217,721)           (459,131)
                                                                -----------         -----------
    Net increase                                                     56,101              91,055
                                                                ===========         ===========

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------
 10

                       (KIRR MARBACH PARTNERS VALUE FUND)

FINANCIAL HIGHLIGHTS

For a Fund share outstanding throughout the period.

                                       SIX MONTHS ENDED                            YEAR ENDED SEPTEMBER 30,
                                        MARCH 31, 2006       --------------------------------------------------------------------
                                         (UNAUDITED)            2005          2004          2003           2002          2001
                                       ----------------      -----------   -----------   -----------    -----------   -----------
PER SHARE DATA:

Net asset value, beginning of period     $     14.98         $     14.16   $     12.50   $      9.94    $     11.36   $     11.51
                                         -----------         -----------   -----------   -----------    -----------   -----------

Income from investment operations:
  Net investment income (loss)                 (0.06)               0.11          0.08         (0.03)          0.00(1)        0.02
  Net realized and unrealized gain
    (loss) on investments                       1.33                2.28          1.58          2.59         (0.69)        (0.17)
                                         -----------         -----------   -----------   -----------    -----------   -----------
      Total from investment
        operations                              1.27                2.39          1.66          2.56         (0.69)        (0.15)
                                         -----------         -----------   -----------   -----------    -----------   -----------

Less distributions:
  Dividends from net investment
    income                                     (0.05)              (0.08)            -             -         (0.01)             -
  Distributions from net capital
    gains                                      (0.75)              (1.49)            -             -         (0.72)             -
                                         -----------         -----------   -----------   -----------    -----------   -----------
      Total distributions                      (0.80)              (1.57)            -             -         (0.73)             -
                                         -----------         -----------   -----------   -----------    -----------   -----------
  Net asset value, end of period         $     15.45         $     14.98   $     14.16   $     12.50    $      9.94   $     11.36
                                         ===========         ===========   ===========   ===========    ===========   ===========

TOTAL RETURN                                    8.82% (3)          17.64%        13.28%        25.76%        (7.58)%       (1.30)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period              $46,730,439         $44,470,028   $40,762,700   $34,978,400    $25,663,273   $25,760,283
  Ratio of expenses to average net
    assets:
    Before expense reimbursement                1.59% (4)           1.60%         1.67%         1.68%          1.64%         1.86%
    After expense reimbursement                 1.45% (4)           1.45%         1.45%         1.49%(2)        1.50%        1.50%
  Ratio of net investment income
    (loss) to average net assets:
      Before expense reimbursement             (0.09)%(4)           0.59%         0.39%        (0.49)%       (0.29)%       (0.18)%
      After expense reimbursement               0.04% (4)           0.74%         0.61%        (0.30)%       (0.15)%         0.12%

  Portfolio turnover rate                      18.51%              32.69%        41.01%        39.60%         68.27%        80.05%

(1) Actual rate was (0.003).

(2) Expense cap was decreased to 1.45% on August 4, 2003.

(3) Not annualized.

(4) Annualized.

                     See Notes to the Financial Statements

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                       NOTES TO THE FINANCIAL STATEMENTS
                           MARCH 31, 2006 (UNAUDITED)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Kirr, Marbach Partners Funds, Inc. (the "Corporation") was organized as a Maryland corporation on September 23, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end diversified management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The one series presently authorized is the Kirr, Marbach Partners Value Fund (the "Fund"). The investment objective of the Fund is to seek long-term capital growth. The Fund commenced operations on December 31, 1998.

The following is a summary of significant accounting policies consistently followed by the Fund.

  a) Investment Valuation - Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where the security is primarily traded. Exchange-traded securities for which there were no transactions and NASDAQ-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under the supervision of the Board of Directors of the Corporation. Foreign securities have been issued by foreign private issuers registered on United States exchanges in accordance with Section 12 of the Securities Exchange Act of 1934. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

  b) Federal Income Taxes - A provision, for federal income taxes or excise taxes, has not been made since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

  c) Income and Expenses - The Fund is charged for those expenses that are directly attributable to the Fund, such as advisory, administration and certain shareholder service fees.

  d) Distributions to Shareholders - Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. The character of distributions made during the period from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. All short-term capital gains are included in ordinary income for tax purposes.

  e) Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  f) Repurchase Agreements - The Fund may enter into repurchase agreements with certain banks or non-bank dealers. The Adviser will monitor, on an ongoing basis, the value of the underlying securities to ensure that the value always equals or exceeds the repurchase price plus accrued interest.

--------------------------------------------------------------------------------
 12

                       (KIRR MARBACH PARTNERS VALUE FUND)

                           MARCH 31, 2006 (UNAUDITED)

  g) Other - Investment and shareholder transactions are recorded on the trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Accounting principles generally accepted in the United States require that permanent financial reporting and tax differences be reclassified to capital stock.

2.  INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments by the fund: for the six months ended March 31, 2006, were as follows:

                        PURCHASES       SALES
U.S. Government        $         -   $         -
Other                  $ 7,933,276   $ 9,023,785

At September 30, 2005, the components of accumulated earnings (losses) on a tax basis were as follows:

Cost of investments(a)         $35,685,267
                               -----------
Gross unrealized
  appreciation                   9,668,086
Gross unrealized
  depreciation                    (882,493)
                               -----------
Net unrealized appreciation    $ 8,785,593
                               ===========
Undistributed ordinary
  income                           933,848
Undistributed long-term
  capital gain                   1,338,742
                               -----------
Total distributable earnings   $ 2,272,590
                               ===========
Other accumulated
  gains/losses                 $         -
                               -----------
Total accumulated
  earnings/(losses)            $11,058,183
                               ===========

(a) At September 30, 2005, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due primarily to timing differences in recognizing certain gains and losses in security transactions.

At September 30, 2005 the Fund did not have any accumulated net realized capital loss carryovers nor did it have any post-October losses deferred at September 30, 2005.

The tax character of distributions paid during the six months ended March 31, 2006 and the year ended September 30, 2005 were as follows:

                          2006         2005
Ordinary income        $  974,752   $  320,064
Long-term capital
  gains                $1,338,751   $4,061,502

3.  AGREEMENTS
The Fund has entered into an Investment Advisory Agreement with Kirr, Marbach & Company, LLC (the "Investment Adviser"). Pursuant to its
Advisory Agreement with the Fund, the Investment Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.00% as applied to the Fund's daily net assets.

On May 19, 2003, the Board of Directors of the Fund approved an amendment to the Expense Cap/ Reimbursement Agreement with the Investment Adviser to reduce the expense cap from 1.50% to 1.45%. This adjustment came into effect on August 4, 2003. Consequently, the Investment Adviser has contractually agreed to waive its management fee and/or reimburse the Fund's other expenses to the extent necessary to ensure that the Fund's total annual operating expenses do not exceed 1.45% of its average daily net assets until February 28, 2007. Accordingly, for the six months ended March 31, 2006, the Investment Adviser waived advisory fees to reimburse the Fund for other expenses in the amount of $32,342. The Investment Adviser may decide to continue the agreement, or revise the total annual operating expense limitations after February 28, 2007. Any waiver or reimbursement is subject to later adjustment to allow the Investment Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a period are less than the expense limitation cap of 1.45%, provided, however, that the Investment Adviser

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                           MARCH 31, 2006 (UNAUDITED)

shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. Waived/ reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

YEAR OF EXPIRATION  AMOUNT
    9/30/2006       $58,394
    9/30/2007       $86,944
    9/30/2008       $66,602
    9/30/2009       $32,342

As of March 31, 2006, it was possible, but not probable, those amounts would be recovered by the Investment Adviser. At the end of each fiscal year in the future, the Fund will continue to assess the potential recovery of waived/reimbursed fees and expenses for financial reporting purposes.

Quasar Distributors, LLC, (the "Distributor") serves as principal underwriter of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Corporation. The Fund's shares are sold on a no-load basis and, therefore, the Distributor receives no sales commission or sales load for providing services to the Fund. The Corporation has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plan"), which authorizes the Corporation to pay the Distributor and certain financial intermediaries who assist in distributing the Fund shares or who provide shareholder services to Fund shareholders a distribution and shareholder servicing fee of up to 0.25% of the Fund's average daily net assets (computed on an annual basis). All or a portion of the fee may be used by the Fund or the Distributor to pay its distribution fee and costs of printing reports and prospectuses for potential investors and the costs of other distribution and shareholder servicing expenses. During the six months ended March 31, 2006, the Fund incurred expenses of $8,722 pursuant to the 12b-1 Plan.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Fund. U.S. Bank, N.A. serves as custodian for the Fund.

4.  CHANGE IN INDEPENDENT ACCOUNTANT

On November 16, 2005, the appointment of KPMG LLP ("KPMG") as the Kirr, Marbach Partners Value Fund (the "Fund") independent registered public accountants ended, and upon the recommendation of the Fund's Audit Committee and approval of the Board of Directors, the Fund engaged Tait, Weller & Baker LLP as the Fund's principal independent auditors for the fiscal year ending September 30, 2006. KPMG had served as principal independent auditor for each of the previous fiscal years ending September 30, 2001 through September 30, 2005. The reports of KPMG on the financial statements of the Fund for such periods contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the Fund's fiscal years ended September 30, 2004 and September 30, 2005 (and the interim period ended November 16, 2005) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make references thereto in their report on the financial statements of such years.

--------------------------------------------------------------------------------
 14

                       (KIRR MARBACH PARTNERS VALUE FUND)

                             ADDITIONAL INFORMATION
                           MARCH 31, 2006 (UNAUDITED)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
On November 16, 2005, at an in-person meeting of the Board of Directors of the Kirr, Marbach Partners Fund, Inc. (the "Corporation"), the Directors, including a majority of the disinterested Directors, approved the continuation of the investment advisory agreement dated June 10, 2005 (the "Advisory Agreement") between the Corporation and Kirr, Marbach & Company LLC (the "Adviser"). In approving the Advisory Agreement, the Board reviewed materials provided by the Adviser, including a memorandum describing, among other things, the qualifications of the Adviser, the scope of services to be provided to the Fund and the prior performance of the Adviser. The Board also reviewed other information relating to the advisory services to be provided to the Fund, including certain comparative data provided by a third party service provider. The Board of Directors then considered a number of factors in approving the Advisory Agreement.

The Board of Directors considered the nature, extent and quality of services to be provided to the Fund by the Adviser. It was noted that, as described in the Adviser's memorandum, the Adviser has significant experience providing investment advice and is qualified to provide investment advisory services to the Fund. In addition, it was noted that the Adviser promoted a culture of compliance. It was noted that the prior performance of the Adviser was acceptable in comparison to the relevant benchmarks (i.e., the Russell Midcap, S&P 500 and Russell 3000) and comparable investment companies (i.e., midcap value investment companies with $0-50 million under management). The directors noted that the Fund outperformed all three relevant benchmarks and two of the three benchmarks (i.e., the S&P 500 and Russell 3000) for the five and three year periods ending September 30, 2005, respectively. It was also noted that the Fund's lack of exposure to the energy sector negatively impacted the Fund's performance in recent periods, but that the lack of exposure to the sector was in line with the Adviser's overall strategy of value investing. Pursuant to that strategy the Adviser generally avoids companies whose prospects are dependent too a significant extent upon volatile commodity prices. The directors considered information relating to the Fund's fees, costs and expense ratios and compared such fees, costs and expense ratios to competitive industry fee structures and expense ratios. Specifically, the directors reviewed charts prepared by the administrator based on data compiled by a nationally recognized third party comparative data provider. In connection with this, the directors also considered the control of the Fund's operating expenses through the expense cap agreement, and noted that the current expense cap agreement is favorable in comparison to similar funds as evidenced by the comparative data presented at the meeting. In addition, the Board noted that the Adviser is providing substantially similar investment advisory services to the Fund and its other separate account clients and, with the current expense cap arrangement in place, providing such services to the Fund at substantially similar rates to those charged to the Adviser's other clients. The directors considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund, and it was noted that because none of the other service providers to the Fund are affiliated with the Adviser, there are no identifiable material fall-out benefits accruing to the Adviser. The directors considered the Adviser's cost of providing services to the Fund and the profitability of its relationship to the Fund. It was noted that the Adviser's profitability was in line with its profitability for providing investment advice to its separate account clients given the current expense cap agreement, and the directors noted that the Adviser's profit in connection with its services to the Fund appeared reasonable. The directors considered whether economies of scale were being realized that could justify reduced expenses for the Fund. It was noted that current assets levels had not significantly changed from prior years and that the Fund had not yet realized any significant economies of scale.

--------------------------------------------------------------------------------

                       (KIRR MARBACH PARTNERS VALUE FUND)

                           MARCH 31, 2006 (UNAUDITED)

During the deliberations, the disinterested directors did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement. The disinterested directors evaluated all information presented to them and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed.

AVAILABILITY OF FUND PORTFOLIO INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC's website at www.SEC.com. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. For information on the on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund will post its complete schedule of portfolio holdings as of the end of its last completed fiscal quarter as part of its quarterly shareholder update on the Fund's website on or soon after the 21st day after the end of each fiscal quarter.

AVAILABILITY OF PROXY VOTING INFORMATION
Both a description of the Fund's Proxy Voting Policies and Procedures and information about the Fund's proxy voting record will be available (1) without charge, upon request, by calling 1-800-870-8039, and (2) on the SEC's website at http://www.sec.gov.

--------------------------------------------------------------------------------
 16

                                   DIRECTORS
                              Mark D. Foster, CFA
                                Mickey Kim, CFA
                                Jeffrey N. Brown
                                Mark E. Chesnut
                               John F. Dorenbusch

                               PRINCIPAL OFFICERS
                         Mark D. Foster, CFA, President
            Mickey Kim, CFA, Vice President, Treasurer and Secretary

                               INVESTMENT ADVISER
                          Kirr, Marbach & Company, LLC
                             621 Washington Street
                            Columbus, Indiana 47202

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                          DIVIDEND - DISBURSING AGENT
                        U.S. Bancorp Fund Services, LLC
                                  Third Floor
                             615 E. Michigan Street
                           Milwaukee, Wisconsin 53202

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                        Philadelphia, Pennsylvania 19103

                                 LEGAL COUNSEL
                              Kirkland & Ellis LLP
                              200 E. Randolph Dr.
                            Chicago, Illinois 60601

         This report should be accompanied or preceded by a prospectus.

 The Fund's Statement of Additional Information contains additional information about the Fund's directors and is available without charge upon request by calling: 1-800-808-9444.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-800-808-9444. A description of the Fund's proxy voting policies and procedures is available on the Fund's website, www.kmpartnersfunds.com, or on the SEC's website, at www.sec.gov.

     Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available without charge upon request by calling 1-800-808-9444 or on the SEC's website, at
                                  www.sec.gov.

SEMI-ANNUAL REPORT

MARCH 31, 2006

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-

     3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable to semi-annual reports.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.


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


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  Kirr, Marbach Partners Funds, Inc.
                       ----------------------------------

         By (Signature and Title)* /s/ MARK FOSTER
                                  ----------------------------------------------
                                            Mr. Mark Foster, President

         Date                 June 7, 2006
                -------------------------------------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /s/ MARK FOSTER
                                   ---------------------------------------------
                                            Mr. Mark Foster, President

         Date  June 7, 2006
             -------------------------

         By (Signature and Title)*  /s/ MICKEY KIM
                                   ---------------------------------------------
                                            Mr. Mickey Kim, Treasurer

         Date  June 7, 2006
             -------------------------

* Print the name and title of each signing officer under his or her signature.


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